Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share capital	Capital reserve	Profit reserves	Treasury stocks	Other reserves	Cumulative translation adjustments	Retained earnings	Equity attributable to Vale's stockholders	Equity attributable to noncontrolling interests	Total
Balance at beginning of year at Dec. 31, 2018	$ 61,614	$ 1,139	$ 10,968	$ (2,477)	$ (2,155)	$ (25,104)		$ 43,985	$ 847	$ 44,832
Net income (loss)							$ (1,775)	(1,775)	(42)	(1,817)
Other comprehensive income			122		(238)	466		350	7	357
Dividends of noncontrolling interest									(85)	(85)
Capitalization of noncontrolling interest advances									15	15
Assignment and transfer of shares				22				22		22
Balance at end of year at Jun. 30, 2019	61,614	1,139	11,090	(2,455)	(2,393)	(24,638)	(1,775)	42,582	742	43,324
Balance at beginning of year at Dec. 31, 2019	61,614	1,139	7,090	(2,455)	(2,110)	(25,211)		40,067	(1,074)	38,993
Net income (loss)							1,234	1,234	(154)	1,080
Other comprehensive income			(1,871)		(409)	(4,899)		(7,179)	25	(7,154)
Dividends of noncontrolling interest									(5)	(5)
Capitalization of noncontrolling interest advances									6	6
Assignment and transfer of shares				14				14		14
Balance at end of year at Jun. 30, 2020	$ 61,614	$ 1,139	$ 5,219	$ (2,441)	$ (2,519)	$ (30,110)	$ 1,234	$ 34,136	$ (1,202)	$ 32,934